DECOMMISSIONING LIABILITIES - Disclosure of Detailed Information About Decommissioning Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	$ 153,607	$ 51,471
Acquisition of Jerritt Canyon		71,135
Transfer to liability held-for-sale	(7,118)
Change in rehabilitation provision	(2,409)	30,010
Reclamation costs incurred	(2,958)	(606)
Interest or accretion expense	6,102	3,228
Foreign exchange (loss) gain	1,793	(1,631)
Ending decommissioning liabilities	149,017	153,607
Mexico - San Dimas [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	15,529	14,059
Acquisition of Jerritt Canyon		0
Transfer to liability held-for-sale	0
Change in rehabilitation provision	(1,800)	1,209
Reclamation costs incurred	0	0
Interest or accretion expense	1,190	715
Foreign exchange (loss) gain	504	(454)
Ending decommissioning liabilities	15,423	15,529
Mexico - Santa Elena [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	8,441	6,150
Acquisition of Jerritt Canyon		0
Transfer to liability held-for-sale	0
Change in rehabilitation provision	1,518	2,177
Reclamation costs incurred	(31)	0
Interest or accretion expense	650	313
Foreign exchange (loss) gain	261	(199)
Ending decommissioning liabilities	10,839	8,441
Mexico - La Encantada [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	10,995	10,223
Acquisition of Jerritt Canyon		0
Transfer to liability held-for-sale	0
Change in rehabilitation provision	(879)	584
Reclamation costs incurred	0	0
Interest or accretion expense	848	521
Foreign exchange (loss) gain	342	(333)
Ending decommissioning liabilities	11,306	10,995
Jerritt Canyon [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	100,390	0
Acquisition of Jerritt Canyon		71,135
Transfer to liability held-for-sale	0
Change in rehabilitation provision	1,240	28,799
Reclamation costs incurred	(2,704)	(186)
Interest or accretion expense	2,053	642
Foreign exchange (loss) gain	0	(0)
Ending decommissioning liabilities	100,979	100,390
Non-Operating Properties [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	18,252	21,039
Acquisition of Jerritt Canyon		0
Transfer to liability held-for-sale	(7,118)
Change in rehabilitation provision	(2,488)	(2,759)
Reclamation costs incurred	(223)	(420)
Interest or accretion expense	1,361	1,037
Foreign exchange (loss) gain	686	(645)
Ending decommissioning liabilities	$ 10,470	$ 18,252